Note Payable - Officers and Directors	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 4      Note Payable – Officers and Directors

Related party notes payable as of September 30, 2016 and December 31, 2015 consists of the following:

Description	September 30, 2016	December 31, 2015
Notes payable – officers and directors bearing interest at 12% per annum, unsecured, demand notes.	$100,501	$69,944
Note payable – other bearing interest at 12% per annum, unsecured, demand note.	39,581	-
Total	$140,082	$69,944

Officers, directors and other related individual’s loans are demand notes totaling $140,082 as of September 30, 2016 and $69,944 as of December 31, 2015. The total consists of two notes from Officer/Directors.

The first note in the amount of $60,000 provides for interest at 12% per annum and is unsecured.  This note resulted in an interest charge of $1,815 for current period and $18,061 accrued and unpaid at September 30, 2016.

The second note was increased by $30,557 during the current period, which increased the total note to $40,501 as of September 30, 2016.  The note is an unsecured demand note and bears interest at 12% per annum. This note resulted in an interest charge of $1,225 for the current period and $3,772 accrued and unpaid at September 30, 2016. An additional loan of $33,000 was made by this officer in October, 2016.

The third note is from a related party and has a current balance of $39,581 as of September 30, 2016.  The note is an unsecured demand note and bears interest at 12% per annum. This note resulted in an interest charge of $1,200 for the current period and $4,096 accrued and unpaid at September 30, 2016.